Management Report - Corporate Divisions - Corporate & Investment Bank (Detail) - Corporate & Investment Bank [Member]	3 Months Ended		6 Months Ended
	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)
Net revenues [Abstract]
Global Transaction Banking	€ 949,000,000	€ 1,008,000,000	€ 1,924,000,000	€ 1,926,000,000
Equity Origination	75,000,000	108,000,000	118,000,000	183,000,000
Debt Origination	241,000,000	316,000,000	530,000,000	633,000,000
Advisory	91,000,000	153,000,000	212,000,000	241,000,000
Origination and Advisory	407,000,000	577,000,000	861,000,000	1,057,000,000
Sales & Trading (Equity)	369,000,000	540,000,000	837,000,000	1,111,000,000
Sales & Trading (FIC)	1,320,000,000	1,372,000,000	2,836,000,000	3,255,000,000
Sales & Trading	1,689,000,000	1,912,000,000	3,672,000,000	4,366,000,000
Other	(103,000,000)	81,000,000	(187,000,000)	75,000,000
Total net revenues	2,942,000,000	3,578,000,000	6,270,000,000	7,424,000,000
Provision for credit losses	72,000,000	11,000,000	95,000,000	8,000,000
Noninterest expenses [Abstract]
Compensation and benefits	890,000,000	1,054,000,000	1,852,000,000	2,114,000,000
General and administrative expenses	2,343,000,000	1,858,000,000	4,766,000,000	4,426,000,000
Impairment of goodwill and other intangible assets	491,000,000	0	491,000,000	0
Restructuring activities	36,000,000	160,000,000	43,000,000	174,000,000
Total noninterest expenses	3,759,000,000	3,071,000,000	7,151,000,000	6,714,000,000
Noncontrolling interests	18,000,000	21,000,000	19,000,000	24,000,000
Profit (loss) before tax	(907,000,000)	475,000,000	(995,000,000)	678,000,000
Total assets (in EUR, as of quarter-end)	1,077,000,000,000	1,077,000,000,000	1,077,000,000,000	1,077,000,000,000
Loans (gross of allowances for loan losses, in EUR, as of quarter-end)	€ 143,000,000,000	€ 128,000,000,000	€ 143,000,000,000	€ 128,000,000,000
Employees (full-time equivalent, as of quarter-end)	17,238	17,052	17,238	17,052